Consolidated Balance Sheets - USD ($)		Jul. 31, 2021	Jul. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 5,596,740	$ 409,657
Deposits		234,580	367,731
Investment in trading securities		1,027,509	918,675
Investment in life insurance contract			1,290,289
Due from buyers of Leaping Group Corporation (“LGC”) (Note 4)		2,300,000
Prepaid expenses and other current assets		688,451	696,529
Assets of disposal group			1,554,584
Total current assets		9,847,280	5,237,465
Property and equipment, net		572,027	606,240
Intangible assets, net		233,331	330,456
Right-of- use assets, net		745,125	620,593
Assets of disposal group, noncurrent			38,990,324
TOTAL ASSETS		11,397,763	45,785,078
CURRENT LIABILITIES
Accounts payable		482	482
Deferred revenue		370,948	512,238
Taxes payable		58,017	660,116
Accrued expenses and other current liabilities		514,863	441,351
Operating lease liabilities, current		382,298	433,904
Liabilities of disposal group			5,736,356
Total current liabilities		1,326,608	7,784,447
Operating lease liabilities, noncurrent		387,307	203,265
Liabilities of disposal group, noncurrent			3,179,624
TOTAL LIABILITIES		1,713,915	11,167,336
Commitments
EQUITY
Ordinary shares, $0.001 par value, 100,000,000,000 shares authorized, 9,161,390 shares and 9,402,935 shares issued and outstanding as of July 31, 2021 and 2020, respectively *	[1]	9,161	9,402
Additional paid-in capital		31,428,619	30,593,370
Statutory reserve		355,912	355,912
Accumulated deficit		(22,055,433)	(13,491,659)
Accumulated other comprehensive loss		(175,220)	(63,766)
Total ATIF Holdings Limited Stockholders’ equity		9,563,039	17,403,259
Noncontrolling interest		120,809	17,214,483
TOTAL LIABILITIES AND EQUITY		$ 11,397,763	$ 45,785,078

[1]	Retrospectively restated due to five for one reverse stock split, see Note 14